Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

May 31, 2020

CSI-QTLY-0720
1.832123.114

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
California - 99.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22	$1,655,000	$1,739,852
Series 2012 A, 4% 8/1/21	1,200,000	1,253,556
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/21	3,125,000	3,289,750
5% 10/1/22	1,095,000	1,182,863
5% 10/1/24	1,220,000	1,345,660
Series 2016 A:
4% 10/1/21	1,250,000	1,288,150
4% 10/1/23	850,000	880,277
5% 10/1/22	1,250,000	1,311,288
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	1,050,154
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,010,547
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,431,270
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,115,500
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	1,265,000	1,434,308
California Gen. Oblig.:
Bonds 4%, tender 12/1/21 (a)	6,180,000	6,395,497
Series 2011, 5% 9/1/21	6,080,000	6,437,018
Series 2012, 5% 2/1/22	3,860,000	4,161,543
Series 2013, 5% 2/1/21	15,000	15,470
Series 2014, 4% 5/1/23	2,440,000	2,697,225
Series 2015, 5% 8/1/24	1,795,000	2,131,221
Series 2017, 5% 8/1/23	8,150,000	9,333,788
Series 2019, 5% 10/1/22	7,000,000	7,759,430
Series 2020:
4% 3/1/23	5,000,000	5,498,600
4% 3/1/24	2,500,000	2,832,425
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,530,301
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	12,195,000	12,688,166
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	5,086,000
Series 2011 A, 3%, tender 3/1/24 (a)	2,865,000	2,978,139
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,573,023
Series 2016 B2, 4%, tender 10/1/24 (a)	6,100,000	6,843,529
Series 2019 B, 5%, tender 10/1/27 (a)	5,300,000	6,550,694
Series 2019 C, 5%, tender 10/1/25 (a)	8,300,000	9,917,089
Series 2011 A, 5.25% 3/1/23	310,000	317,824
Series 2014 A:
5% 10/1/21	500,000	529,315
5% 10/1/22	1,650,000	1,818,432
Series 2015, 5% 11/15/25	675,000	819,929
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 0.771%, tender 6/4/20 (a)(b)	5,000,000	4,986,649
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.502%, tender 8/1/21 (a)(b)	7,000,000	6,866,860
California Mun Fin Auth Student Hsg (CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,077,360
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	939,775
5% 6/1/30	2,650,000	3,246,409
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/20	305,000	307,855
5% 10/1/21	375,000	388,834
5% 10/1/22	1,020,000	1,086,586
5% 10/1/23	1,230,000	1,337,945
5% 10/1/24	370,000	409,346
5% 10/1/25	1,210,000	1,356,579
5% 10/1/26	355,000	401,200
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,347,200
5% 5/15/24	910,000	1,057,074
5% 5/15/26	360,000	439,906
5% 5/15/27	350,000	436,986
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	237,911
5% 8/15/23	225,000	255,895
5% 8/15/24	285,000	334,921
5% 8/15/25	985,000	1,192,155
5% 8/15/26	275,000	341,077
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/20	200,000	200,000
5% 6/1/21	550,000	568,705
5% 6/1/22	625,000	665,556
5% 6/1/23	700,000	766,255
5% 6/1/25	1,250,000	1,433,163
5% 6/1/28	390,000	461,132
Series 2017 A:
5% 11/1/23	450,000	492,683
5% 7/1/24	1,400,000	1,592,878
5% 7/1/25	1,035,000	1,203,177
5% 11/1/25	745,000	842,990
5% 7/1/26	1,000,000	1,181,900
5% 7/1/27	800,000	960,392
Series 2017 B:
5% 7/1/24	1,440,000	1,638,389
5% 1/1/25	1,230,000	1,346,518
5% 7/1/26	500,000	590,950
5% 7/1/27	640,000	768,314
Series 2018:
5% 10/1/20	325,000	328,314
5% 10/1/21	250,000	260,060
5% 10/1/22	475,000	506,122
5% 10/1/23	225,000	244,823
5% 10/1/24	275,000	304,362
5% 10/1/25	275,000	308,605
5% 10/1/26	300,000	339,789
Series 2019 A:
5% 4/1/26	650,000	756,106
5% 4/1/27	1,285,000	1,520,399
5% 4/1/28	2,000,000	2,406,100
5% 4/1/29	3,000,000	3,660,630
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (a)(c)	1,500,000	1,462,590
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/20	260,000	260,618
4% 11/15/23	295,000	297,555
4% 11/15/25	630,000	634,290
4% 11/15/28	710,000	706,968
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,200,000	1,317,228
5% 5/15/25	3,400,000	3,786,886
5% 5/15/26	3,000,000	3,380,460
5% 5/15/27	3,000,000	3,420,570
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	748,858
5% 5/15/23	950,000	1,023,435
5% 5/15/24	2,265,000	2,486,087
5% 5/15/27	750,000	855,143
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	433,876
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	382,205
California Pub. Works Board Lease Rev.:
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,039,125
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,493,783
Series 2012 A, 5% 4/1/24	9,690,000	10,498,921
Series 2012 G:
5% 11/1/21	1,500,000	1,599,390
5% 11/1/25	5,500,000	6,093,285
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23	9,955,000	10,646,275
Series 2014 B:
5% 10/1/21	1,000,000	1,062,360
5% 10/1/22	1,225,000	1,357,300
Series 2014 C:
5% 10/1/21	1,355,000	1,439,498
5% 10/1/22	1,000,000	1,108,000
California State Univ. Rev.:
Bonds 4%, tender 11/1/23 (a)	6,205,000	6,805,954
Series 2020 A:
5% 11/1/22	2,585,000	2,879,742
5% 11/1/23	1,500,000	1,737,855
5% 11/1/24	1,500,000	1,799,625
5% 11/1/25	1,000,000	1,237,960
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/21	825,000	851,093
5% 5/15/22	1,000,000	1,042,480
5% 5/15/23	2,375,000	2,520,659
5% 5/15/24	1,000,000	1,078,270
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	530,070
5% 1/1/23	500,000	548,145
5% 1/1/24	600,000	678,144
5% 1/1/25	1,075,000	1,243,399
5% 1/1/26	1,040,000	1,230,122
5% 1/1/27	1,900,000	2,293,262
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,145,460
5% 7/1/25	625,000	715,075
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,049,260
Series 2014 B:
5% 7/1/23	870,000	954,947
5% 7/1/24	750,000	842,250
Series 2016:
5% 10/1/22	725,000	788,409
5% 10/1/24	2,030,000	2,342,539
5% 10/1/25	1,010,000	1,194,174
Series 2017 A, 3% 11/1/22 (c)	1,265,000	1,253,058
Series 2018:
5% 7/1/21	300,000	315,234
5% 7/1/23	300,000	329,292
Chula Vista Elem School Dish Series 2019, 0% 8/1/23	6,500,000	6,408,805
Corona-Norco Unified School District Series 2013 A, 5% 9/1/22	500,000	553,210
Eastern California Muni. Wtr. District Wtr. and Wasterwater Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.250% 0.39%, tender 10/1/21 (a)(b)	7,000,000	6,965,910
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	315,660
5% 7/1/27	255,000	330,738
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,374,100
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	551,419
5% 9/1/22	1,295,000	1,434,355
El Dorado Irr. Distr. Rev. Series 2016 A:
5% 3/1/22	500,000	541,470
5% 3/1/23	500,000	565,285
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	469,723
5% 9/1/23	1,000,000	1,148,840
5% 9/1/24	1,000,000	1,191,130
Series 2016:
4% 9/1/21	1,130,000	1,164,352
4% 9/1/23	1,500,000	1,610,325
4% 9/1/25	1,915,000	2,118,584
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,112,096
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,554,354
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,692,812
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,446,665
5% 7/1/22	900,000	989,892
5% 7/1/23	750,000	859,230
5% 7/1/24	1,000,000	1,189,310
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	99,475
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,149,666
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,701,815
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,375,953
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22 (Escrowed to Maturity)	40,000	43,126
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018, 5% 5/1/21	6,650,000	6,922,488
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	4,513,200
Series 2013 A, 5% 6/1/21	5,000,000	5,219,936
Series 2017 A1:
5% 6/1/21	1,000,000	1,038,777
5% 6/1/22	1,000,000	1,074,150
5% 6/1/23	1,100,000	1,218,228
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,718,880
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/20	670,000	683,014
5% 11/1/21	455,000	484,680
5% 11/1/22	745,000	830,906
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/20	1,000,000	1,009,236
5% 9/2/20	800,000	809,385
5% 9/2/22	750,000	822,953
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	506,016
5% 9/1/21	615,000	652,072
5% 9/1/22	615,000	676,789
5% 9/1/23	1,205,000	1,376,785
Series 2013 A:
5% 9/1/21	1,000,000	1,060,280
5% 9/1/22	2,000,000	2,196,200
5% 9/1/23	1,500,000	1,708,620
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,504,577
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	700,000	807,604
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 3/1/21	500,000	517,140
5% 9/1/21	1,270,000	1,342,441
5% 3/1/22	1,000,000	1,079,460
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/23	5,000,000	5,623,750
5% 5/15/24	5,000,000	5,816,550
5% 5/15/25	5,000,000	5,994,200
Series C, 5% 5/15/25	265,000	317,693
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,238,012
Series 2014 A, 5% 5/1/23	475,000	532,936
Series 2014 B, 5% 5/1/23	200,000	224,394
Los Angeles Unified School District Series A:
5% 7/1/22	3,830,000	4,204,957
5% 7/1/25	3,205,000	3,903,818
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/22	2,480,000	2,585,648
5% 4/1/23	2,610,000	2,772,446
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,528,978
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,601,959
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,667,312
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,271,204
0% 8/1/24	2,700,000	2,608,065
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	944,251
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,915,928
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,449,937
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000,000	10,918,600
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,260,740
5% 8/1/24	1,900,000	2,205,501
5% 8/1/24 (FSA Insured)	2,020,000	2,353,765
Series 2015, 5% 8/1/20	335,000	337,329
Series 2016, 5% 8/1/29	940,000	1,132,080
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,530,307
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,298,500
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,173,640
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,000,000	900,680
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	337,422
5% 11/1/24	300,000	346,947
5% 11/1/25	350,000	412,573
5% 11/1/26	475,000	571,387
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,357,560
5% 11/1/26	1,875,000	2,255,475
Perris Union High School District Series A, 5% 9/1/22 (FSA Insured)	625,000	687,794
Pittsburg School District Series C, 0% 8/1/52 (Pre-Refunded to 8/1/22 @ 16.874)	1,275,000	213,486
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,747,437
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,981,752
5% 6/15/24	2,440,000	2,854,483
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	2,006,948
Poway Unified School District Pub. Fing.:
4% 9/1/20	1,170,000	1,177,132
4% 9/15/20	340,000	343,732
4% 9/15/21	325,000	340,769
5% 9/1/21	1,230,000	1,286,125
5% 9/1/22	990,000	1,067,448
5% 9/1/23	1,345,000	1,490,314
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	25,893,478
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/21 (FSA Insured)	1,000,000	1,060,280
5% 9/1/22 (FSA Insured)	1,400,000	1,540,658
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	331,125
5% 8/1/23	940,000	1,080,389
5% 8/1/24	730,000	870,744
5% 8/1/25	1,925,000	2,373,467
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,570,374
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,376,670
5% 8/1/24	1,500,000	1,778,925
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	240,000	245,028
Series 1993 B, 5.4% 11/1/20	540,000	551,313
Sacramento City Unified School District:
Series 2007, 0% 7/1/27 (FSA Insured)	1,455,000	1,308,540
Series 2014:
5% 7/1/23	605,000	678,011
5% 7/1/25	50,000	57,496
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22	275,000	296,656
5% 7/1/23	430,000	478,702
5% 7/1/24	550,000	630,240
5% 7/1/25	505,000	592,708
Series 2018 B:
5% 7/1/22	1,000,000	1,078,750
5% 7/1/23	2,310,000	2,571,631
5% 7/1/24	1,000,000	1,145,890
5% 7/1/25	1,000,000	1,173,680
Series 2018 D:
5% 7/1/21	700,000	732,263
5% 7/1/22	300,000	323,301
5% 7/1/23	500,000	555,825
5% 7/1/24	400,000	457,328
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (a)	400,000	475,972
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,042,569
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,211,916
5% 8/1/22 (FSA Insured)	1,500,000	1,645,320
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,551,113
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,052,230
5% 7/1/22	1,500,000	1,623,630
5% 7/1/24	1,415,000	1,630,575
5% 7/1/26	1,450,000	1,745,220
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	6,670,000	7,091,144
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 A, 5% 7/1/22	2,055,000	2,219,482
Series 2020 B, 5% 7/1/23	3,755,000	4,189,942
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,564,768
5% 10/15/25	1,605,000	1,989,173
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/21	1,000,000	1,056,260
5% 8/1/22	175,000	191,557
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	356,486
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	166,316
5% 8/1/21 (FSA Insured)	150,000	158,439
5% 8/1/23 (FSA Insured)	400,000	455,656
5% 8/1/24 (FSA Insured)	750,000	884,363
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,199,341
Series 2013 A, 4% 6/1/21	1,000,000	1,035,793
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,037,942
5% 10/1/23	900,000	1,028,160
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,250,782
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/22	3,425,000	3,760,205
5% 7/15/23	3,440,000	3,924,971
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,935,275
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/20 (FSA Insured)	1,000,000	1,001,646
5% 6/15/21 (FSA Insured)	500,000	523,222
5% 6/15/22 (FSA Insured)	1,000,000	1,089,230
5% 6/15/23 (FSA Insured)	630,000	711,484
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/21	1,025,000	1,066,246
5% 4/1/23	1,125,000	1,252,789
5% 4/1/25	1,250,000	1,479,625
Santa Monica Pub. Fin. Rev. (Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	439,952
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,203,039
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	793,035
5% 8/15/22	750,000	806,610
Southern California Pub. Pwr. Auth. Rev. Bonds (Canyon Pwr. Proj.) Series 2018 A, 2.25%, tender 5/1/21 (a)	9,115,000	9,158,486
Stockton Pub. Fing. Auth. Wastewtr. Series 2019, 1.4% 6/1/22	3,000,000	2,993,370
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	738,407
5% 10/1/24	700,000	820,673
5% 10/1/25	750,000	903,870
5% 10/1/26	1,000,000	1,234,700
5% 10/1/27	1,000,000	1,264,430
Stockton Unified School District Gen. Oblig. Series 2012:
5% 7/1/21 (FSA Insured)	1,200,000	1,259,988
5% 7/1/22 (FSA Insured)	1,220,000	1,333,814
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/21 (FSA Insured)	1,025,000	1,085,188
5% 9/1/22 (FSA Insured)	3,370,000	3,708,584
5% 9/1/23 (FSA Insured)	3,000,000	3,427,680
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,058,720
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/23	1,000,000	1,104,010
Turlock Irrigation District Rev. Series 2020:
5% 1/1/23 (d)	4,315,000	4,747,277
5% 1/1/24 (d)	4,530,000	5,174,936
5% 1/1/25 (d)	4,760,000	5,626,463
5% 1/1/26 (d)	4,995,000	6,083,011
Univ. of California Revs. Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	6,800,000	6,821,162
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	476,330
5% 1/1/23	450,000	492,129
5% 1/1/24	1,150,000	1,295,475
5% 1/1/26	500,000	588,480
5% 1/1/28	1,000,000	1,215,340
Vacaville Unified School District Series 2015 A, 5% 8/1/20	200,000	201,602
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/21	250,000	256,944
5% 1/1/22	350,000	376,324
Washington Township Health Care District Rev. Series 2019 A:
5% 7/1/20	400,000	401,238
5% 7/1/21	500,000	520,705
5% 7/1/22	645,000	695,652
5% 7/1/23	715,000	796,210
5% 7/1/24	500,000	573,160
5% 7/1/25	500,000	585,235
5% 7/1/26	550,000	657,036
5% 7/1/27	600,000	731,376
West Contra Costa Unified School District Series 2014 A:
5% 8/1/22	575,000	630,706
5% 8/1/23	1,500,000	1,708,710
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 10/1/20 (a)	5,500,000	5,504,785
Wiseburn Unified School District Series 2015 B, 5% 8/1/21	1,690,000	1,784,860

TOTAL CALIFORNIA		683,741,949

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,522,508
TOTAL MUNICIPAL BONDS
(Cost $667,364,669)		685,264,457

Municipal Notes - 1.5%
California - 1.5%
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.05% 6/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	5,416,000	$5,416,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A, 0.04% 6/1/20 (Liquidity Facility Citibank NA), VRDN (a)	4,740,000	4,740,000
TOTAL MUNICIPAL NOTES
(Cost $10,156,000)		10,156,000
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $677,520,669)		695,420,457
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,903,175)
NET ASSETS - 100%		$688,517,282

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,131,648 or 1.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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